Investments - Investment income earned and investment expenses incurred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Investment Income [Line Items]
Gross investment income	$ 1,740	$ 1,829	$ 1,670
Investment expenses	(23)	(16)	(13)
Net investment income	1,717	1,813	1,657
Fixed maturities
Net Investment Income [Line Items]
Gross investment income	1,577	1,600	1,450
Equity securities
Net Investment Income [Line Items]
Gross investment income	28	34	30
Equity in earnings of partnerships and similar investments
Net Investment Income [Line Items]
Gross investment income	48	90	96
Mortgage loans
Net Investment Income [Line Items]
Gross investment income	54	43	45
Policy loans
Net Investment Income [Line Items]
Gross investment income	9	9	10
Real estate and other
Net Investment Income [Line Items]
Gross investment income	7	36	26
Accounting Standards Update 2016-01 | Equity securities
Net Investment Income [Line Items]
Gross investment income	$ 17	$ 17	$ 13